Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2025
Fair Value Measurements [Abstract]
Schedule of Assets Measured at Fair Value on a Recurring Basis

The following table present information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2024 (there were no such assets as of September 30, 2025), and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	September 30,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
Assets
Marketable securities held in Trust Account	$31,338,322	$31,338,322	—	—